Share Capital - PGP Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended				6 Months Ended
	Feb. 07, 2022	Mar. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022
Class of Warrant or Right [Line Items]
Issuance of common shares for the settlement of liabilities	$ 700		$ 1,721	$ 1,957	$ 1,135	$ 921
Issuance of common shares (in shares)	100,000	850,000
Contractual life (years)	5 years
February 7, 2022 A
Class of Warrant or Right [Line Items]
Warrant, outstanding (in shares)	100,000		100,000				100,000
Number of shares called by warrants (in shares)	100,000
Warrants exercise price (in USD per share)	$ 4.00		$ 4.00				$ 4.00
Contractual life (years)							5 years
February 7 2022 B
Class of Warrant or Right [Line Items]
Warrant, outstanding (in shares)	100,000		100,000				100,000
Number of shares called by warrants (in shares)	100,000
Warrants exercise price (in USD per share)	$ 5.00		$ 5.00				$ 5.00
Contractual life (years)							5 years
February 7 2022 C
Class of Warrant or Right [Line Items]
Warrant, outstanding (in shares)	100,000		100,000				100,000
Number of shares called by warrants (in shares)	100,000
Warrants exercise price (in USD per share)	$ 6.00		$ 6.00				$ 6.00
Contractual life (years)							5 years